FAIR VALUE MEASUREMENTS (FAIR VALUE MEASUREMENTS OF FINANCIAL INSTRUMENTS MEASURED ON A RECURRING BASIS - SECURITIES) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	$ 20,634.9	$ 23,204.6
Trading securities	244.9	247.6
Investments held by variable interest entities - corporate securities	1,367.1	1,046.7
Assets held in separate accounts	5.6	10.3
Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	3.5	2.4
Investments held by variable interest entities - corporate securities	0	0
Assets held in separate accounts	0	0
Total assets carried at fair value by category	221.8	82.6
Total liabilities carried at fair value by category		0
Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	212.8	245.2
Investments held by variable interest entities - corporate securities	1,367.1	1,046.7
Assets held in separate accounts	5.6	10.3
Total assets carried at fair value by category	22,039.5	24,131.8
Total liabilities carried at fair value by category		0
Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	28.6	0
Investments held by variable interest entities - corporate securities	0	0
Assets held in separate accounts	0	0
Total assets carried at fair value by category	518.8	674.6
Total liabilities carried at fair value by category		905.5
Corporate debt securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Equity securities - corporate securities	216.9	79.6
Trading securities	0	0
Corporate debt securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	13,605.1	15,340.1
Equity securities - corporate securities	174.1	118.9
Trading securities	24.3	45.2
Corporate debt securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	365.9	359.6
Equity securities - corporate securities	28.0	24.5
Trading securities	0	0
US treasury and government [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
US treasury and government [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	168.9	73.1
Trading securities	3.7	4.6
US treasury and government [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
US States and Political Subdivisions Debt Securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities		0
US States and Political Subdivisions Debt Securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	2,242.2	2,204.4
Trading securities		14.1
US States and Political Subdivisions Debt Securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	35.5	0
Trading securities		0
Foreign Government Debt Securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0
Foreign Government Debt Securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1.9
Foreign Government Debt Securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0
Asset-backed securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
Asset-backed securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1,209.8	1,419.9
Trading securities	24.0	24.3
Asset-backed securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	59.2	42.2
Trading securities	0	0
Collateralized debt obligations [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Collateralized debt obligations [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	324.5	47.3
Collateralized debt obligations [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	246.7
Commercial Mortgage Backed Securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
Commercial Mortgage Backed Securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1,275.1	1,609.0
Trading securities	131.0	125.8
Commercial Mortgage Backed Securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1.2	0
Trading securities	28.6	0
Mortgage pass-through securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
Mortgage pass-through securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	4.2	11.8
Trading securities	0.1	0.1
Mortgage pass-through securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0.4	1.6
Trading securities	0	0
Collateralized mortgage obligations [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
Collateralized mortgage obligations [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1,341.0	1,848.9
Trading securities	29.7	31.1
Collateralized mortgage obligations [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Trading securities	0	0
Total fixed maturities, available for sale [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	0	0
Total fixed maturities, available for sale [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	20,172.7	22,554.5
Total fixed maturities, available for sale [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	462.2	650.1
Equity Securities [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	3.5	2.4
Equity Securities [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	0	0
Equity Securities [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	0	0
Derivatives [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other invested assets - derivatives	1.4	0.6
Derivatives [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other invested assets - derivatives	107.2	156.2
Derivatives [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other invested assets - derivatives	0	0
Embedded derivatives associated with fixed index annuity products [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products	0	0
Embedded derivatives associated with fixed index annuity products [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products	0	0
Embedded derivatives associated with fixed index annuity products [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products	1,081.5	903.7
Embedded derivative associated with modified coinsurance agreement [Member] | Level 1 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products		0
Embedded derivative associated with modified coinsurance agreement [Member] | Level 2 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products		0
Embedded derivative associated with modified coinsurance agreement [Member] | Level 3 [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products		1.8
Estimate of fair value measurement [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	244.9	247.6
Investments held by variable interest entities - corporate securities	1,367.1	1,046.7
Assets held in separate accounts	5.6	10.3
Total assets carried at fair value by category	22,780.1	24,889.0
Total liabilities carried at fair value by category		905.5
Estimate of fair value measurement [Member] | Corporate debt securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	13,971.0	15,699.7
Equity securities - corporate securities	419.0	223.0
Trading securities	24.3	45.2
Estimate of fair value measurement [Member] | US treasury and government [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	168.9	73.1
Trading securities	3.7	4.6
Estimate of fair value measurement [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	2,277.7	2,204.4
Trading securities		14.1
Estimate of fair value measurement [Member] | Foreign Government Debt Securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1.9
Estimate of fair value measurement [Member] | Asset-backed securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1,269.0	1,462.1
Trading securities	24.0	24.3
Estimate of fair value measurement [Member] | Collateralized debt obligations [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	324.5	294.0
Estimate of fair value measurement [Member] | Commercial Mortgage Backed Securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1,276.3	1,609.0
Trading securities	159.6	125.8
Estimate of fair value measurement [Member] | Mortgage pass-through securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	4.6	13.4
Trading securities	0.1	0.1
Estimate of fair value measurement [Member] | Collateralized mortgage obligations [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	1,341.0	1,848.9
Trading securities	29.7	31.1
Estimate of fair value measurement [Member] | Total fixed maturities, available for sale [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fixed maturities, available for sale	20,634.9	23,204.6
Estimate of fair value measurement [Member] | Equity Securities [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	3.5	2.4
Estimate of fair value measurement [Member] | Derivatives [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other invested assets - derivatives	108.6	156.8
Estimate of fair value measurement [Member] | Embedded derivatives associated with fixed index annuity products [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products	1,081.5	903.7
Estimate of fair value measurement [Member] | Embedded derivative associated with modified coinsurance agreement [Member] | Fair value, measurements, recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total liabilities for insurance products		$ 1.8